Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments	Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2024	2023	2022
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	58 270	47 520	41 742
Revenue per income statement	61 379	49 275	42 645
Other metal sales treated as by-product credits in the segment report	(2 533)	(1 325)	(903)
Toll treatment services	(576)	(430)	—
Production costs per segment report	(36 390)	(33 541)	(32 196)
Production costs per income statement	(38 923)	(34 866)	(33 099)
Other metal sales treated as by-product credits in the segment report	2 533	1 325	903

Production profit per segment report	21 880	13 979	9 546
Revenue not included in segments	576	430	—
Cost of sales items other than production costs	(8 310)	(4 669)	(8 828)
Amortisation and depreciation of mining assets	(4 546)	(3 355)	(3 622)
Amortisation and depreciation of assets other than mining assets	(96)	(99)	(61)
Rehabilitation expenditure	(3)	(32)	(136)
Care and maintenance cost of restructured shafts	(246)	(227)	(273)
Employment termination and restructuring costs	(86)	(597)	(218)
Share-based payments	(171)	(51)	(143)
Impairment of assets	(2 793)	—	(4 433)
Toll treatment costs	(420)	(323)	—
Other	51	15	58

Gross profit	14 146	9 740	718
Corporate, administration and other expenditure	(1 294)	(1 044)	(984)
Exploration expenditure	(1 047)	(506)	(214)
Gains/(losses) on derivatives	453	(194)	53
Foreign exchange translation gain/(loss)	97	(634)	(327)
Other operating expenses	(679)	(268)	(1)

Operating profit/(loss)	11 676	7 094	(755)
Acquisition-related costs	—	(214)	—
Share of profit from associate	81	57	63
Investment income	809	663	352
Finance costs	(796)	(994)	(718)

Profit/(loss) before taxation	11 770	6 606	(1 058)
40    Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2024	2023	2022
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	8 047	11 098	7 280
Mining assets (a)	1 064	1 080	943
Undeveloped property (b)	4 475	7 384	4 004
Other non-mining assets	567	516	510
Assets under construction (c)	1 941	2 118	1 823
Intangible assets	19	33	48
Restricted cash and investments	6 494	6 121	5 555
Investments in associates	165	111	125
Deferred tax assets	140	189	203
Other non-current assets	344	332	374
Derivative financial assets	453	269	137
Current assets
Inventories	3 603	3 265	2 818
Restricted cash and investments	39	41	27
Trade and other receivables	2 604	2 395	1 682
Derivative financial assets	558	110	519
Cash and cash equivalents	4 693	2 867	2 448
Total	27 159	26 831	21 216

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise the Target North property, Eva Copper (refer to note 14) and Wafi-Golpu’s undeveloped properties. Refer to note 6 for details on the impairment of Target North.

(c)    Assets under construction consist of the Wafi-Golpu assets.